SUBSEQUENT EVENTS - Additional Information (Detail) - HKD ($)	Mar. 13, 2020	Dec. 31, 2019
Subsequent event [Line Items]
Equity ownership percent		20.00%
Subsequent event [Member]
Subsequent event [Line Items]
Purchase Consideration	$ 105,000,000
Subsequent event [Member] | MrDinggui Yan [Member] | China Smart pay [Member]
Subsequent event [Line Items]
Equity ownership percent	29.80%
Subsequent event [Member] | Keen Best [Member]
Subsequent event [Line Items]
Equity Percent Acquired	35.00%
Subsequent event [Member] | Keen Best [Member] | Union Ever new Investment Limited [Member]
Subsequent event [Line Items]
Equity ownership percent	100.00%